Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value

	Parent company and Consolidated
		Quantity
Description	Company’s capital	Common shares	Preferred shares

At December 31, 2021	2,290,876	928,965,058	333,680,010
At December 31, 2020	2,246,367	928,965,058	331,644,724

Company shareholding structure
Company shareholding structure is presented below:

	December 31, 2021			December 31, 2020
Shareholder	Common shares	Preferred shares(b)	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	1.7%	4.0%	67.0%	1.2%	3.5%
Trip shareholders(a)	33.0%	5.5%	6.5%	33.0%	5.5%	6.5%
United Airlines Inc	—	8.1%	7.8%	—	8.1%	7.8%
Capital Research Global Investors	—	11.6%	11.2%	—	5.1%	4.9%
Other	—	73.0%	70.4%	—	80.0%	77.2%
Treasury shares	—	0.1%	0.1%	—	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)	This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.
(b)	Shareholders with interest above 5.0%.

Schedule of Treasury Shares

Description	Number of shares	Amount paid	Average cost (in R$)

As of December 31, 2019	444,245	15,565	35.04
Transfers	(178,784)	(2,383)	13.33
As of December 31, 2020	265,461	13,182	49.66
Acquisition	477,800	16,198	33.90
Transfers	(358,732)	(17,421)	48.56
As of December 31, 2021	384,529	11,959	31.10